Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Oxford Outcomes (Detail) (Oxford Outcomes Limited) In Thousands, unless otherwise specified	Jan. 14, 2011 USD ($)		Jan. 14, 2011 GBP (£)	Jan. 14, 2011 Customer relationships acquired USD ($)	Jan. 14, 2011 Order Backlog USD ($)
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	35,583	[1]
Intangible asset				6,648	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Liability arising from contingent consideration arrangement	(12,474)
Net assets acquired	39,861
Cash consideration	27,585		17,800
Working capital adjustment	6,383
Put and call option	5,893
Contingent consideration	12,474
Amount of total consideration	52,335
Liabilities included in preliminary purchase price allocation	(12,474)
Net assets acquired	$ 39,861

[1]	Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.